Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	OBSV
Title of 12(b) Security	Common shares, par value CHF 1/13 per share
Security Exchange Name	NASDAQ
Entity Registrant Name	OBSEVA SA
Entity Central Index Key	0001685316
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-37993
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	1228 Plan-les-Ouates
Entity Address, Postal Zip Code	1228
Entity Address, City or Town	Geneva
Entity Incorporation, State or Country Code	V8
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	79,955,268
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Geneva, Switzerland
Business contact [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	1228 Plan-les-Ouates
Entity Address, Postal Zip Code	1228
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Contact Personnel Name	Brian O’Callaghan
City Area Code	+ 41
Local Phone Number	22 552 38 40